UNSECURED NOTES PAYABLE (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended		12 Months Ended
	Sep. 08, 2021	Sep. 30, 2020	Jan. 31, 2019	Mar. 31, 2022	Mar. 31, 2021	Oct. 31, 2020	Mar. 31, 2020
IfrsStatementLineItems [Line Items]
Aggregate principal amount of Unsecured Notes							$ 200
Issuance of unsecured notes, description				The holders of the SalvaRx Notes received $7,500 of warrants in respect of each $10 thousand of principal issued. The warrants vest in the event of a qualifying transaction and are exercisable at a 30% discount to the implied valuation of SalvaRx. On the Acquisition Date, the fair value of the warrants, which are included in non-controlling interest, was determined to be $2.5 million using the Black-Scholes model.
Shares received				363,718
Portage
IfrsStatementLineItems [Line Items]
Number of exercise of warrants, issued						12,083,395
Number of exercise of warrants, outstanding						49,701
Salva Rx [Member]
IfrsStatementLineItems [Line Items]
Aggregate principal amount of Unsecured Notes			$ 3,960
Acquistion, description			Company assumed $3.96 million of principal in unsecured notes due on March 2, 2021 (or earlier upon a qualifying event), that bear interest at 7% per annum (the "SalvaRx Notes").
Unsecured Notes interest			7.00%
Fair value of warrant liabilities			$ 3,400
Payment for settlement		$ 1,770
Warrants exercised		397,604
Exercise Price		$ 6.64
Contractual value of warrants exercised description		The Company accounted for the contractual value of the exercised and outstanding warrants of $2.64 million (397,604 shares at $6.64 per share) as accrued equity issuable at September 30, 2020. The Company also recorded a loss of $1.26 million during the year ended March 31, 2021, to recognize the discount between the fair value of the underlying shares on October 13, 2020, the settlement date, ($9.80 per share) and the warrant exercise (contract) price of $6.64 per share.
Loss on extinguishment of debt					$ 220
Iox [Member]
IfrsStatementLineItems [Line Items]
Acquistion, description			Company assumed $2.0 million of 7% convertible notes issued by iOx, a wholly-owned subsidiary of SalvaRx (the “Convertible Notes”), of which the Company holds $1.9 million.
Issuance of unsecured notes, description	Company, through SalvaRx, completed a settlement of loans (including interest) to and receivables from iOx for services rendered in exchange for 23,772 ordinary shares of iOx at a price of £162. Simultaneously, the Company entered into an agreement with Oxford Sciences Innovation, Plc (“OSI”), the holder of $0.15 million notes plus accrued interest under which OSI exchanged the notes plus accrued interest for 820 shares of iOx. The Company followed the guidance provided by an IFRS Discussion Group Public Meeting dated November 29, 2016, following the general tenets of IAS 39, “Financial Instruments: Recognition and Measurement,” and IFRIC 19, “Extinguishing Financial Liabilities with Equity Instruments” and recorded the exchange at historical cost. Additionally, no profit or loss was recorded in connection with the exchange. As a result of these transactions, the Company, through SalvaRx, increased its ownership up from 60.49% to 78.32%.